STOCKHOLDERS' EQUITY (Details 1) - USD ($)	9 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Unrecognized Expense	$ 246,866	$ 1,110,717
Weighted average Recognition Period	1 year 3 months 7 days	3 years 6 months 29 days
Option Stock [Member]
Unrecognized Expense	$ 246,866	$ 924,117
Weighted average Recognition Period	1 year 3 months 7 days	4 years 5 months 26 days
Restricted Stock [Member]
Unrecognized Expense		$ 186,600
Weighted average Recognition Period		5 months 26 days